Pension plan - actuarial interest rate and the resulting change of the relating pension provision (Details) - France - Interest rate - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Pension plan
Increase in assumption	0.50%	0.50%
Decrease in assumption	0.50%	0.50%
Change of relating pension provision due to increase in assumption	€ (626)	€ (814)
Change of relating pension provision due to decrease in assumption	€ 676	€ 890